Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Method of Accounting

The accompanying audited consolidated financial statements include the accounts of the Company and its subsidiaries (collectively the “Company”). The Company eliminates all significant intercompany balances and transactions in its audited consolidated financial statements.

Management has prepared the accompanying audited consolidated financial statements and these notes in accordance to generally accepted accounting principles in the United States (“US GAAP”). The Company maintains its general ledger and journals with the accrual method accounting.

Basis of Consolidation

The consolidated financial statements include the financial statements of the Company and all inter-company balances and transactions have been eliminated upon consolidation. The non-controlling interests in consolidated subsidiaries are shown separately in the consolidated financial statements.

Use of Estimates

The preparation of the audited consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the audited consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Management makes these estimates using the best information available when the calculations are made; however, actual results could differ materially from those estimates.

Foreign Currency Translation

The accompanying audited consolidated financial statements are presented in United States dollar (“$”), which is the reporting currency of the Company. The functional currency of the Company is Chinese Yuan (“RMB”).

The Company’s assets and liabilities are translated into $ from RMB at year-end exchange rates. Their revenues and expenses are translated at the respective average exchange rate during the period. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

Period-end: $: RMB exchange rate
March 31, 2026	6.8980
March 31, 2025	7.2567

Period average: $: RMB exchange rate
March 31, 2026	7.1019
March 31, 2025	7.2163
March 31, 2024	7.1671

Adoption of New Accounting Standard

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)” (“ASU 2023-07”). The amendments in ASU 2023-07 improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision useful financial analyses. Topic 280 requires a public entity to report a measure of segment profit or loss that the chief operating decision maker (CODM) uses to assess segment performance and make decisions about allocating resources. Topic 280 also requires other specified segment items and amounts, such as depreciation, amortization, and depletion expense, to be disclosed under certain circumstances. The amendments in ASU 202307 do not change or remove those disclosure requirements. The amendments in ASU 2023-07 also do not change how a public entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. The amendments in ASU 2023-07 are effective for years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, adopted retrospectively. Management considers that the guidance does not have a significant impact on the disclosures set out in these consolidated financial statements.

In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, “Income Taxes (Topic 740)” (“ASU 2023-09”). The amendments in ASU 2023-09 address investor requests for more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. One of the amendments in ASU 2023-09 includes disclosure of, on an annual basis, a tabular rate reconciliation of (i) the reported income tax expense (or benefit) from continuing operations, to (ii) the product of the income (or loss) from continuing operations before income taxes and the applicable statutory federal income tax rate of the jurisdiction of domicile using specific categories, including separate disclosure for any reconciling items within certain categories that are equal to or greater than a specified quantitative threshold of 5%. ASU 2023-09 also requires disclosure of, on an annual basis, the year to date amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign jurisdictions, including additional disaggregated information on income taxes paid (net of refunds received) to an individual jurisdiction equal to or greater than 5% of total income taxes paid (net of refunds received). The amendments in ASU2023-09 are effective for annual periods beginning after December 15, 2024, and should be applied prospectively. Management considers that the guidance does not have a significant impact on the disclosures set out in these consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income (Topic 220-40): Expense Disaggregation Disclosures (“ASU 2024-03”). This update requires, among other things, more detailed disclosure about types of expenses in commonly presented expense captions such as cost of sales and selling, general, and administrative expenses, and is intended to improve the disclosures about an entity’s expenses including purchases of inventory, employee compensation, depreciation and amortization. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The Company is currently evaluating the impact of the on its consolidated financial statements and related disclosures.

In January 2025, the FASB issued ASU 2025-01 Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40). The FASB issued ASU 2024-03 on November 4, 2024. ASU 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of ASU 2024-03, the FASB was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in ASU 2024-03 in an interim reporting period, rather than in an annual reporting period. The FASB’s intent in the basis for conclusions of ASU 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments - Credit Losses (Topic 326). ASU No. 2025-05 provides all entities with a practical expedient and entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. The guidance is effective for annual reporting periods beginning after December 15, 2025, including interim periods within those fiscal years with early adoption is permitted. The Company is currently evaluating the impact of the new guidance on its condensed consolidated financial statements and related disclosures.

In September 2025, the FASB issued ASU No. 2025-06, Intangibles—Goodwill and Other - Internal-Use Software (Subtopic 350-40). ASU No. 2025-06 modernizes the accounting for internal-use software to reflect current development practices, clarifies when to begin capitalizing costs, and enhances disclosure requirements. The guidance is effective for annual reporting periods beginning after December 15, 2027, including interim periods within those fiscal years with early adoption is permitted. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements and related disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.

Cash and Cash Equivalents

The Company considers cash, bank deposit and all highly liquid investments with original maturities of three months or less when purchased to be cash and cash equivalents. Cash consists primarily of cash in accounts held at a financial institution.

Accounts Receivable, net

Accounts receivable include trade accounts due from customers. The credit terms given to customers are generally 90 days. Management reviews its receivables on a regular basis to determine if the allowance for expected credit loss is adequate, and makes allowance when necessary. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. The balance of allowance of March 31, 2026 and 2025, were $3,970,434 and $2,957,829, respectively.

Prepayments, Deposits and Other receivables, net

Prepayments, deposits and other receivables include advance payments or deposit payments made to vendors or service providers for future services that have not been provided and other receivables from third parties. Management reviews on a regular basis to determine if allowance for expected credit loss is adequate, and makes allowance when necessary. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. As of March 31, 2026, the allowance for impairment of prepayments and the allowance for expected credit loss of deposits and other receivables were $54,702 and $722,428, respectively. As of March 31, 2025, the allowance for impairment of prepayments was nil and the allowance for expected credit loss of deposits and other receivables was $142,722.

Property and Equipment, net

Property and equipment are carried at cost less accumulated depreciation. Depreciation is provided over their estimated useful lives, using the straight-line method. The Company typically applies a salvage value of 5%. The estimated useful lives of the property and equipment are as follows:

Motor vehicles	5 years
leasehold improvements	4.5 years
Electronic equipment	3 – 5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts, and any gain or loss are included in the Company’s results of operations. The costs of maintenance and repairs are recognized as incurred; significant renewals and betterments are capitalized.

Intangible Assets, net

Intangible assets are carried at cost less accumulated amortization. Amortization is provided over their useful lives, using the straight-line method. The estimated useful lives of the intangible assets are as follows:

Invention patent	10 years
Copyright, trademark and other patents	5 years

Impairment of Long-lived Assets

For the long-lived assets, including property and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows generated from the assets and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. The impairment losses on long-lived assets for the years ended March 31, 2026 and 2025 were $36,052 and $nil, respectively.

Deferred IPO costs

Pursuant to ASC 340-10-S99-1, IPO costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, and consulting fees related to the registration preparation.

In conjunction with the IPO, the Company issued to the underwriter Representative’s Warrants to purchase up to an aggregate of 60,000 Class A Ordinary Shares (pre-share consolidation) for no consideration. The aggregate grant-date fair value of the Representative’s Warrants was $168,266 as of April 4, 2025. The Representative’s Warrants were accounted for under ASC 718, and their grant-date fair value was included in the total IPO offering costs and recorded in additional paid-in capital upon completion of the IPO.

Total offering costs related to IPO were $168,266 consist of underwriting discount and commission, legal fee, underwriting fees, fair value of Representative’s Warrants and other costs incurred through the balance sheet date that were directly related to the IPO and were charged to additional-paid-in capital upon completion of the IPO.

Accrued expense and other payables

Accrued expense and other payables primarily include staff salaries and benefits payable, value-add tax payable, as well as other accrual and payables.

Lease

Effective April 1, 2021, the Company adopted ASU 2016-02, “Leases” (Topic 842), and elected the practical expedients that do not require us to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease right of use (“ROU”) assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term.

As of March 31, 2026 and 2025, there were $1,033,110 and $120,918 operating lease ROU asset and $1,074,417 and $123,645 operating lease liability based on the present value of the future minimum rental payments of leases, respectively. The Company’s management believes that the five year’s loan prime rate of PRC plus margin 0.05% was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 3.75%.

Revenue Recognition

The Company adopted ASC 606 “Revenue Recognition.” It recognizes revenue when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services. The Company recognizes revenue based on the consideration specified in the applicable agreement.

Revenue from contracts with customers is recognized using the following five steps:

1.	Identify the contract(s) with a customer;

2.	Identify the performance obligations in the contract;

3.	Determine the transaction price;

4.	Allocate the transaction price to the performance obligations in the contract; and

5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

Generally, revenues are recognized when the Company has negotiated the terms of the transaction, which includes determining either the overall price, or price for each performance obligation in the form of a service or a product, the service or product has been delivered to the customer, no obligation is outstanding regarding that service or product, and the Company is reasonably assured that funds have been or will be collected from the customer.

A summary of each of the Company’s revenue streams under ASC 606 is as follows:

Trading of electronic products

The Company generates revenue from trading of electronic products which comprise of hardware products and self-developed software products generally used for image recognition. The Company typically receives purchase orders from its customers which will set forth the terms and conditions including the transaction price, products to be delivered, terms of delivery, and terms of payment. The terms serve as the basis of the performance obligations that the Company must fulfill in order to recognize revenue. The Company typically collect 10% to 20% prepayment upfront before ordering hardware products. 40% to 50% of the contract sum will then be collected upon delivery of finished goods. Remaining accounts receivable will be collected by the Company according to credit period policy applicable to different customers.

Since delivery of hardware product and installation of software product are generally distinct, they are accounted for as two performance obligations by the Company. The transaction prices for hardware product and software product were written separately in contracts, which reflects their stand-alone selling price, respectively.

Performance obligations are fulfilled upon delivery of the finished product to the customer’s inventory warehouse or their specified location at which point title to that asset passes to the customer. The completion of this earning process is evidenced by a written customer acceptance indicating receipt of the product. Typical payment terms set forth in the purchase order ranges from 0 to 180 days from invoice date. The transaction price is fixed and the Company provides no warranties for the products transferred. The amount of revenue recognized from contract liabilities to the Company’s result of operations can be found in Note 9 below.

Sales of software product

The Company generates revenue from sales of software products which are self-developed. These software products are generally used for quality control in industrial production. These software products are off the shelf and no significant customization is required for sales. Sales contract of software product is typically fixed priced and does not provide any post contract client support or upgrades.

Upon delivery of the software, client acceptance is generally required. The Company assesses that provision of software product as one performance obligation therefore no allocation of the transaction price is required. Revenue from the sale of software products is recognized at a point in time when software product is delivered to customer’s designated location, at which the control over software products is transferred to the customer with written acceptance. The Company typically collect 10% to 40% prepayment upfront. Remaining accounts receivable will be collected by the Company according to credit period policy applicable to different customers. The amount of revenue recognized from contract liabilities to the Company’s result of operations can be found in Note 10 below.

Significant accounts related to the revenue cycle are as follows:

Cost of Revenues

Cost of revenues consists primarily of materials and equipment purchased from suppliers, and labor cost (including salaries and benefits) which are directly related to revenue generating transactions.

Accounts Receivable, net

Accounts receivable, net includes amounts billed under the contract terms. The amounts are stated at their net realizable value. The Company maintains an allowance for expected credit loss to provide for the estimated number of receivables that will not be collected. The Company considers several factors in its estimate of the allowance, including knowledge of a client’s financial condition, its historical collection experience, and other factors relevant to assessing the collectability of such receivables. Bad debts are written off against allowances.

Inventories, net

Inventories consist solely of finished goods held for sale in connection with the Company’s customer orders and projects. Inventories are stated at the lower of cost and net realizable value. Cost includes the purchase price and other costs incurred in bringing the inventories to their present location and condition. The carrying amount of inventories is recognized as cost of revenues when the related products are delivered and the corresponding revenue is recognized.

The Company periodically reviews inventories for excess quantities, obsolescence and declines in net realizable value. When the cost of inventories exceeds their net realizable value, the inventories are written down to net realizable value, and the write-down is recognized in cost of revenues. For the years ended March 31, 2026, 2025 and 2024, inventory write-downs were $209,277, nil and $132,444, respectively. For the years ended March 31, 2026, 2025 and 2024, inventory write-off were $30,232, nil and nil, respectively.

Contract Liabilities

Contract liabilities represent payment advanced from customers. It is recognized when a payment is received from a customer before the Company transfers the related goods or services.

Contract liabilities are recognized as revenue when the Company performed its performance obligation(s) under the contract (i.e., transfers control of the related goods or services to the customer).

Warranty Provision

The Company generally warrants construction of signal system projects and the warranty period typically last for 2 to 5 years. The warranty covers defects in parts, materials and workmanship. The Company assesses that these warranties to be assurance-type warranties and measures them at fair value.

Expected Credit Loss

ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit loss methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures. The Company adopted the new standard effective April 1, 2021, the first day of the Company’s fiscal year and applied to accounts receivable and other financial instruments. The adoption of this guidance did not materially impact the net earning and financial position and has no impact on the cash flows.

The details of revenue, cost of revenue and gross margin for different revenue categories of the Company is as follows:

For the Year Ended March 31, 2026

Revenue category	Trading of electronic products	Software development	Total
Revenue	$30,847,929	$12,421,640	$43,269,569
Cost of revenue	27,229,379	6,780,430	34,009,809
Gross profit	$3,618,550	$5,641,210	$9,259,760
Gross margin	12%	45%	21%

For the Year Ended March 31, 2025

Revenue category	Trading of electronic products	Software development	Total
Revenue	$21,968,315	$14,571,531	$36,539,846
Cost of revenue	19,560,393	7,404,218	26,964,611
Gross profit	$2,407,922	$7,167,313	$9,575,235
Gross margin	11%	49%	26%

For the Year Ended March 31, 2024

Revenue category	Trading of electronic products	Software development	Total
Revenue	$31,332,376	$5,266,291	$36,598,667
Cost of revenue	27,765,707	871,143	28,636,850
Gross profit	$3,566,669	$4,395,148	$7,961,817
Gross margin	11%	83%	22%

Selling Expenses

Selling expenses mainly consist of salaries and benefits of sales and marketing personnel, advertising costs and entertainments.

General and Administrative Expenses

General and administrative expenses mainly consist of salaries and benefits for employees involved in general corporate functions and those not specifically dedicated to sales and marketing, and research and development, rental, depreciation, professional service fees and other general corporate related expenses.

Research and Development Expenses

Research and development expenses are mainly salaries and benefits of in-house engineers and payments made to outside professional providers for research and development activities.

Government Grants

Government grants are recognized as other income, net, or as a reduction of specific costs and expenses for which the grants are intended to compensate. Such amounts are recognized in the consolidated statements of operations and comprehensive (loss) income upon receipts as all conditions attached to the grants are fulfilled. Government grants included as other (expense) income, net in the consolidated statements of operations and comprehensive (loss) income amounted to $167,242, $135,137 and $16,743 for the years ended March 31, 2026, 2025 and 2024, respectively.

Employee Benefit

Full time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Company has no legal obligation for the benefits beyond the contributions made.

Warrant

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the consolidated statements of operations.

Statutory Reserve

In accordance with the PRC Regulations on Enterprises with Foreign Investment and its articles of association, a foreign-invested enterprise established in the PRC is required to provide certain statutory reserves, namely the general reserve fund, the enterprise expansion fund and the staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign-invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign-invested enterprises.

The aforementioned reserves can only be used for specific purposes and are not distributed as cash dividends. If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulated loss.

Income Tax

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Company accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax, (“ASC 740”). Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

The Company determines that the tax position is more likely than not to be sustained and records the largest amount of benefit that is more likely than not to be realized when the tax position is settled. The Company recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense.

Share-based Compensation

The Company applies ASC 718, Compensation—Stock Compensation (‘‘ASC 718’’), to account for its employee share-based payments. In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or an equity award. All of the Group’s share-based awards to employees were classified as equity awards. The Company measures the employee share-based compensation based on the fair value of the award at the grant date. The share-based compensation to the Company was $1,300,181, nil and nil for the years ended March 31, 2026, 2025 and 2024, respectively and included in general and administrative expenses in the consolidated statements of operations and comprehensive (loss) income.

Comprehensive (Loss) Income

The Company presents comprehensive (loss) income in accordance with ASC Topic 220, Comprehensive Income. ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive (loss) income be reported in the consolidated financial statements. The components of comprehensive (loss) income were the net income for the years and the foreign currency translation adjustments.

(Loss) Earning Per Share

The Company computes (loss) earning per share (“EPS”) following ASC Topic 260, “Earnings per share.” Basic (loss) income per share is measured as the income available to common shareholders divided by the weighted average common shares outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis from the potential conversion of convertible securities or the exercise of options and or warrants; the dilutive impacts of potentially convertible securities are calculated using the as-if method; the potentially dilutive effect of options or warranties are computed using the treasury stock method. Potentially anti-dilutive securities (i.e., those that increase income per share or decrease loss per share) are excluded from diluted EPS calculation. There were no potentially dilutive securities that were in-the-money that were outstanding during the years ended March 31, 2026, 2025 and 2024.

On June 22, 2026, the Company effected a 1-for-16 share consolidation (the “Share Consolidation”). All share and per-share data in these financial statements have been retroactively adjusted to reflect the Share Consolidation for all periods presented. The weighted average number of ordinary shares outstanding used in the computation of basic and diluted earnings per share has been adjusted to give effect to the Share Consolidation as if it had occurred at the beginning of the earliest period presented.

Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of each separate operating segment when making decisions about allocating resources and assessing the performance of the segment. The Company has determined that it has a single operating segment for purposes of allocating resources and evaluating financial performance.

The Company’s CODM assesses performance for the segment and decides how to allocate resources by regularly reviewing the segment net income that also is reported as consolidated net income on the consolidated statements of operations and comprehensive (loss) income, after taking into account the Company’s strategic priorities, its cash balance, and its expected use of cash. Further, the CODM reviews and utilizes functional expenses (i.e., general and administrative) at the consolidated level to manage the Company’s operations. Other segment items included total other (expense) income, net, and income tax expenses, which are reflected in the segment and consolidated net (loss) income.

Related Parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Financial Instruments

The Company’s financial instruments, including cash and cash equivalents, accounts and other receivables, accounts and other payables, accrued liabilities, amounts due from (to) related parties, and bank and other loans, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures” requires disclosing the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, accounts and other receivables, accounts and other payables, accrued liabilities, amounts due from (to) related parties, and bank and other loans each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 — inputs to the valuation methodology used quoted prices for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and information that are observable for the asset or liability, either directly or indirectly, for substantially the financial instrument’s full term.

●	Level 3 — inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, “Distinguishing Liabilities from Equity” and ASC 815.